Lennar Multifamily Segment	12 Months Ended
Nov. 30, 2014
Lennar Multifamily [Member]
Segment Reporting Information [Line Items]
Lennar Multifamily Segment
Lennar Multifamily Segment
The Company is actively involved, primarily through unconsolidated entities, in the development of multifamily rental properties. The Lennar Multifamily segment focuses on developing a geographically diversified portfolio of institutional quality multifamily rental properties in select U.S. markets.
The assets and liabilities related to the Lennar Multifamily segment were as follows:

	November 30,
(In thousands)	2014	2013
Assets:
Cash and cash equivalents	$2,186	519
Land under development	120,666	88,260
Consolidated inventory not owned	5,508	10,500
Investments in unconsolidated entities	105,674	46,301
Operating properties and equipment	15,740	—
Other assets	18,240	1,509
	$268,014	147,089
Liabilities:
Accounts payable and other liabilities	$48,235	17,518
Notes payable	—	13,858
Liabilities related to consolidated inventory not owned	4,008	10,150
	$52,243	41,526

The unconsolidated entities in which the Lennar Multifamily segment has investments usually finance their activities with a combination of partner equity and debt financing. In connection with many of the loans to Lennar Multifamily unconsolidated entities, the Company (or entities related to them) have been required to give guarantees of completion and cost over-runs to the lenders and partners. Those completion guarantees may require that the guarantors complete the construction of the improvements for which the financing was obtained. If the construction is to be done in phases, the guarantee generally is limited to completing only the phases as to which construction has already commenced and for which loan proceeds were used. Additionally, the Company guarantees the construction costs of the project. Generally construction cost over-runs would be paid by the Company. Generally, these payments are increases to our investments in the entities and would increase our share of funds the entities distribute after the achievement of certain thresholds. As of both November 30, 2014 and 2013, the fair value of the completion guarantees was immaterial. Additionally, as of November 30, 2014 and 2013, the Lennar Multifamily segment had $23.5 million and $28.2 million, respectively, of letters of credit outstanding primarily for credit enhancements for the bank debt of certain of its unconsolidated entities. These letters of credit outstanding were included in the disclosure in Note 6 related to the Company's performance and financial letters of credit. As of November 30, 2014 and 2013, the Lennar Multifamily segment's unconsolidated entities had non-recourse debt with completion guarantees of $163.4 million and $51.6 million, respectively.
In many instances, the Lennar Multifamily segment is appointed as the day-to-day manager of certain of its Lennar Multifamily unconsolidated entities and receives fees for performing this function. During the years ended November 30, 2014 and 2013, the Lennar Multifamily segment received fees from its unconsolidated entities totaling $13.5 million and $4.0 million, respectively.
During the year ended November 30, 2014, the Lennar Multifamily segment provided general contractors services for the construction of some of its rental properties and received fees totaling $50.9 million, which are offset by costs related to those services of $49.0 million.
Summarized condensed financial information on a combined 100% basis related to Lennar Multifamily's investments in unconsolidated entities that are accounted for by the equity method was as follows:
Balance Sheets

	November 30,
(In thousands)	2014	2013
Assets:
Cash and cash equivalents	$25,319	5,800
Operating properties and equipment	637,259	236,528
Other assets	14,742	3,460
	$677,320	245,788
Liabilities and equity:
Accounts payable and other liabilities	$87,151	11,147
Notes payable	163,376	51,604
Equity	426,793	183,037
	$677,320	245,788

Statements of Operations

	Years Ended November 30,
(In thousands)	2014	2013	2012
Revenues	$4,855	—	—
Costs and expenses	7,435	1,493	29
Other income, net (1)	35,068	—	—
Net earnings (loss) of unconsolidated entities	$32,488	(1,493)	(29)
Lennar Multifamily equity in earnings (loss) from unconsolidated entities (2)	$14,454	(271)	(4)

(1)	Other income, net, included the gains related to the sale of two operating properties during the year ended November 30, 2014.

(2)
For the year ended November 30, 2014, Lennar Multifamily equity in earnings from unconsolidated entities included Lennar Multifamily's share of gains totaling $14.7 million related to the sale of two operating properties by unconsolidated entities. The Company’s share of profits and cash distributions from the sales of the two operating properties was higher compared to the Company’s ownership interests in the two unconsolidated entities due to the achievement of specified internal rate of return milestones.